Schedule of Investments
March 31, 2023 (unaudited)
Mercator International Opportunity Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.69%

Advertising Agencies - 2.28%
CyberAgent, Inc. (Japan) (2)	30,000	251,544
Stroeer SE & Co. KGaA (Germany) (2)	5,000	263,652
		515,196

Agricultural Inputs - 1.80%
Nutrien Ltd. (Canada)	5,500	406,175

Airport & Air Services - 2.03%
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR (Mexico) (2)	1,500	459,705

Apparel Manufacturing - 4.04%
Hugo Boss AG (Germany) (2)	8,000	573,207
Moncler SpA (Italy) (2)	5,000	344,276
		917,483

Apparel Retail - 2.14%
Boozt AB (Sweden) (2)	40,000	486,508

Auto Manufactures - 4.45%
Aston Martin Lagonda Global Holdings PLC ADR (United Kingdom) (2)	100,000	281,389
Subaru Corp. (Japan)	30,000	477,031
Suzuki Motor Corp. (Japan) (2)	7,000	252,883
		1,011,303

Biotechnology 2.59%
ALK-Abello A/S Class B (Denmark) (2)	31,600	487,692
Onward Medical N.V. (Netherlands) (2)	20,000	101,863
		589,555
Building Products & Equipment - 2.49%
Compagnie de Saint-Gobain S.A. (France) (2)	10,000	566,966

Computer Hardware - 1.09%
Tobii AB (Sweden) (2)	120,000	247,530

Conglomerates - 3.36%
Cresud SACIF y A ADR (Argentina) (2)	120,000	764,400

Diagnostics & Research - 1.05%
Lumibird (France) (2)	15,472	238,388

Gambling - 1.64%
Entain PLC (United Kingdom)	24,000	371,685

Grocery Stores - 1.16%
Ocado Group PLC (United Kingdom) (2)	40,000	263,764

Health Information Services - 2.09%
RaySearch Laboratories AB Class B (Sweden) (2)	64,000	475,183

Information Technology Services - 1.37%
Comture Corp. (Japan)	20,000	311,779

Internet Content & Information 2.25%
Adevinta ASA Class B (Norway) (2)	40,181	284,739
Uuum, Inc. (Japan) (2)	40,000	227,706
		512,445

Industrial Machinery - 0.95%
Pva Tepla (Germany) (2)	10,000	217,000

Internet Retail - 16.00%
Farfetch, Ltd. Class A (United Kingdom) (2)	100,000	491,000
MercadoLibre, Inc. (Uruguay) (2)	1,200	1,581,672
MonotaRO Co. Ltd. (Japan)	26,100	325,223
Rakuten, Inc. (Japan)	90,000	415,555
Z Holdings Corp. (Japan)	100,000	280,346
Zalando SE (Germany) (2)	13,000	542,930
		3,636,726
Luxury Goods - 4.42%
Watches of Switzerland Group PLC (United Kingdom) (2)	100,000	1,005,136

Medical Distribution - 1.83%
Amplifon SpA (Italy) (2)	12,000	415,341

Medical Instruments & Supplies - 0.84%
Olympus Corp. (Japan)	11,000	191,786

Packaging & Containers - 1.54%
DS Smith PLC (United Kingdom)	90,000	348,870

Publishing - 2.52%
Future PLC (United Kingdom)	40,120	573,120

Scientific & Technical Instruments - 1.40%
Jeol Ltd. (Japan)	10,000	319,224

Semiconductor Equipment & Materials - 2.31%
Lasertec Corp. (Japan)	3,000	525,197

Semiductors - 2.00%
Nordic Semiconductor ASA (Norway) (2)	29,900	455,158

Software Application - 14.95%
Accesso Technology Group PLC (United Kingdom) (2)	40,000	342,153
Kahoot! ASA (Norway) (2)	200,000	457,348
Learning Technologies Group PLC. (United Kingdom) (2)	240,000	381,594
Materialise NV ADR (Belgium) (2)	43,000	356,900
Money Forward (Japan) (2)	5,000	171,644
Nemetschek SE (Germany) (2)	8,000	548,587
Vitec Software Group AB Class B (Sweden)	12,000	616,513
ZOO Digital Group PLC (United Kingdom) (2)	215,000	523,367
		3,398,106

Software Infrastructure - 6.17%
Wix.com Ltd. (Israel) (2)	3,000	299,400
Adyen NV (Netherlands) (2)	220	347,878
BlackBerry Ltd. (Canada) (2)	50,000	228,000
Boku, Inc. (2)	312,000	526,837
		1,402,115
Solar - 1.34%
SolarEdge Technologies, Inc. (Israel) (2)	1,000	303,950

Specialty Industrial Machinery - 0.73%
Nidec Corp. (Japan)	3,240	166,777

Specialty Retail 4.86%
Mister Spex SE (Germany) (2)	70,000	300,388
Musti Group Oyj (Finland) (2)	20,000	349,152
Pets at Home Group PLC (United Kingdom)	100,000	454,807
		1,104,347

Total Common Stocks	(Cost $ 24,492,277)	22,200,918

Money Market Registered Investment Companies - 1.67%

First American Government Obligations Fund Class X 2.78% (3)	378,982	378,982

Total Money Market Registered Investment Companies	(Cost $ 378,982)	378,982

Total Investments - 99.36%	(Cost $ 24,871,259)	22,579,900

Other Assets Less Liabilities (0.64%)		145,733

Total Net Assets - 100.00%		22,725,633

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$22,579,900	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$22,579,900	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

As of March 31, 2023, the breakout of the Fund's portfolio by country of issuer was as follows:
Country		% of Net Assets
Argentina		3.44%
Australia		0.00%
Belgium		1.61%
Canada		2.86%
Denmark		2.20%
Finland		1.57%
France		3.63%
Germany		11.02%
Ireland		0.00%
Isle of Man		1.67%
Israel		2.72%
Italy		3.42%
Japan		17.64%
Luxembourg		0.00%
Mexico		2.07%
Netherlands		2.03%
Norway		5.39%
Sweden		8.22%
Switzerland		0.00%
Taiwan		0.00%
United Kingdom		18.80%
United States		4.58%
Uruguay		7.12%
		100.00%

(2) Represents non-income producing securities.
(3) Variable rate security; the rate shown represents the yield at March 31, 2023.
ADR - American Depositary Receipt.
PLC - Public Limited Company
SE - Societas Europaea, Latin term means European Company.
SA - Société Anonyme, a French term for a public limited company.
AB - Aktiebolag, the Swedish term for "limited company" or "corporation".
AG - Aktiengesellschaft, a German term for a public limited company.
SpA - Società per azioni, an Italian term for a public limited company.
KGaA - Kommanditgesellschaft auf Aktien, a German corporate designation standing for partnership limited by shares.
ASA - Allmennaksjeselskap, a Norwegian term for public limited company.
NV - Naamloze Vennootschap, a Dutch term for public limited company.